SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets Net
2026	$ 80
2026	177
2027	60
2027	109
2028	39
2028	38
2029	35
2029	9
2030	19
2030	10
Over 2030
Over 2030	341
Total future lease payment	233	$ 312
Total future lease payment	684
Less: Imputed interest	(23)
Less: Imputed interest
Present value of finance lease liabilities	210	276
Present value of operating lease liabilities	$ 684	$ 718